SHARE-BASED AWARDS - Black-scholes model (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value	$ 6.82
Volatility, minimum		32.00%	32.00%	34.00%
Volatility, maximum		45.00%	34.00%	36.00%
Volatility	32.00%
Risk-free rate, minimum	1.80%	1.63%	2.68%	2.02%
Risk-free rate, maximum	2.34%	2.34%	3.17%	2.42%
Expected life (in years)				7 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value		$ 6.82	$ 2.29	$ 1.64
Expected life (in years)	5 years	5 years	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value		$ 6.94	$ 4.88	$ 2.59
Expected life (in years)	7 years	7 years	7 years